NATIONWIDE

VARIABLE

ACCOUNT-10

Annual Report

To

Contract Owners

December 31, 2020

NATIONWIDE LIFE INSURANCE COMPANY

HOME OFFICE: COLUMBUS, OHIO

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life Insurance Company and

Contract Owners of Nationwide Variable Account-10:

Opinion on the Financial Statements

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of the sub-accounts listed in the Appendix that comprise the Nationwide Variable Account-10 (the Separate Account) as of the date listed in the Appendix, the related statements of operations for the year or period listed in the Appendix and changes in contract owners’ equity for the years or periods listed in the Appendix, and the related notes including the financial highlights in Note 6 (collectively, the financial statements). In our opinion, the financial statements present fairly, in all material respects, the financial position of each sub-account as of the date listed in the Appendix, the results of its operations for the year or period listed in the Appendix and the changes in its contract owners’ equity for the years or periods listed in the Appendix, and the financial highlights for each of the years or periods indicated in Note 6, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Such procedures also included confirmation of securities owned as of December 31, 2020, by correspondence with the transfer agent of the underlying mutual funds. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/    KPMG LLP

We have not been able to determine the specific year that we began serving as the auditor of one or more Nationwide Life Insurance Company separate account investment companies, however we are aware that we have served as the auditor of one or more Nationwide Life Insurance Company separate account investment companies since at least 1981.

Columbus, Ohio

April 2, 2021

Appendix

Statement of assets, liabilities and contract owners’ equity as of December 31, 2020, the related statement of operations for the year then ended, and statements of changes in contract owners’ equity for each of the years in the two-year period then ended.

AMERICAN CENTURY INVESTORS, INC.

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I (ACVI)

American Century Variable Portfolios, Inc. - American Century VP Disciplined Core Value Fund: Class I (ACVIG) (1)

BNY MELLON INVESTMENT MANAGEMENT

BNY Mellon Variable Investment Fund - Appreciation Portfolio: Initial Shares (DCAP)

BNY Mellon Stock Index Fund, Inc.: Initial Shares (DSIF)

BNY Mellon Sustainable U.S. Equity Portfolio, Inc.: Initial Shares (DSRG)

BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares (DVSCS)

FEDERATED HERMES, INC.

Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Primary Shares (FQB) (1)

FIDELITY INVESTMENTS

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class (FEIS)

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class (FGS)

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class (FHIS)

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class (FOS)

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class (FVSS)

INVESCO INVESTMENTS

Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund: Series I (OVAG)

Invesco Oppenheimer V.I. Main Street Fund: Series I (OVGI)

Invesco Oppenheimer V.I. Global Fund: Series I (OVGS)

JANUS HENDERSON INVESTORS

Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares (JACAS) (1)

Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares (JAGTS) (1)

Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares (JAIGS) (1)

MORGAN STANLEY

Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class I (MSEM)

Morgan Stanley Variable Insurance Fund, Inc. - Discovery Portfolio: Class I (MSVMG)

Morgan Stanley Variable Insurance Fund, Inc. - U.S. Real Estate Portfolio: Class I (MSVRE)

NATIONWIDE FUNDS GROUP

Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class I (EIF)

Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I (GBF)

Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I (GEM)

Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I (GIG)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II (GVIDM)

Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I (HIBF)

Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I (MCIF)

Nationwide Variable Insurance Trust - Amundi NVIT Multi Sector Bond Fund: Class I (MSBF)

Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class I (NVAMV1) (1)

Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class I (NVMMG1) (1)

Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class I (NVOLG1) (1)

Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I (SAM)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I (SCF)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I (SCGF)

2

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I (SCVF)

Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class I (TRF) (1)

NEUBERGER & BERMAN MANAGEMENT, INC.

Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: I Class Shares (AMCG)

VAN ECK ASSOCIATES CORPORATION

VanEck VIP Trust - Emerging Markets Fund: Initial Class (VWEM)

VanEck VIP Trust - Global Hard Assets Fund: Initial Class (VWHA)

WELLS FARGO FUNDS

Wells Fargo Variable Trust - VT Opportunity Fund: Class 2 (SVOF)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2020, and the related statements of operations and changes in contract owners’ equity for the period from September 11, 2020 (inception) to December 31, 2020.

NATIONWIDE FUNDS GROUP

Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class X (NVAMVX)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2020, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2020 and the period from April 30, 2019 (inception) to December 31, 2019.

NEUBERGER & BERMAN MANAGEMENT, INC.

Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I Shares (AMSRS)

Statement of changes in contract owners’ equity for the period from January 1, 2019 to April 30, 2019 (liquidation).

NEUBERGER & BERMAN MANAGEMENT, INC.

Neuberger Berman Advisers Management Trust - Guardian Portfolio: I Class Shares (AMGP)

Neuberger Berman Advisers Management Trust - Large Cap Value Portfolio: Class I (AMTP)

Statement of operations for the period from January 1, 2020 to September 11, 2020 (liquidation) and the statements of changes in contract owners’ equity for the period from January 1, 2020 to September 11, 2020 (liquidation) and the year ended December 31, 2019.

NATIONWIDE FUNDS GROUP

Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class I (NVMLV1)

(1)	See Note 1 to the financial statements for the former name of the sub-account.

3

NATIONWIDE VARIABLE ACCOUNT-10

STATEMENTS OF ASSETS, LIABILTIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2020

Subaccount*,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity	Accumulation Units	Contracts in Payout	Contract Owners’ Equity
ACVI	5,190	$51,497	$73,181	$-	$73,181	$6	$73,175	$73,175	$-	$73,175
ACVIG	4,156	38,128	42,722	-	42,722	1	42,721	42,721	-	42,721
DCAP	105	3,892	4,971	3	4,974	-	4,974	4,974	-	4,974
DSIF	6,665	249,585	428,373	12	428,385	-	428,385	428,385	-	428,385
DSRG	2,408	80,827	113,745	-	113,745	13	113,732	113,732	-	113,732
DVSCS	4,178	72,696	79,635	1	79,636	-	79,636	79,636	-	79,636
FQB	3,380	37,600	39,953	-	39,953	5	39,948	39,948	-	39,948
FEIS	4,198	91,374	99,659	-	99,659	6	99,653	99,653	-	99,653
FGS	3,380	191,189	346,212	8	346,220	-	346,220	346,220	-	346,220
FHIS	2,612	13,633	13,740	-	13,740	9	13,731	13,731	-	13,731
FOS	304	6,478	8,020	-	8,020	11	8,009	8,009	-	8,009
FVSS	2,249	26,775	30,379	-	30,379	-	30,379	30,379	-	30,379
OVAG	825	57,010	88,201	-	88,201	-	88,201	88,201	-	88,201
OVGI	4,700	127,115	140,586	-	140,586	17	140,569	140,569	-	140,569
OVGS	1,518	52,383	79,094	-	79,094	10	79,084	79,084	-	79,084
JACAS	6,450	231,852	341,570	13	341,583	-	341,583	341,583	-	341,583
JAGTS	6,697	54,097	137,279	16	137,295	-	137,295	137,295	-	137,295
JAIGS	950	30,008	34,746	2	34,748	-	34,748	34,748	-	34,748
MSEM	377	2,930	2,918	-	2,918	11	2,907	2,907	-	2,907
MSVMG	1,000	12,869	29,504	-	29,504	8	29,496	29,496	-	29,496
MSVRE	1,878	25,757	32,163	-	32,163	9	32,154	32,154	-	32,154
EIF	1,674	24,614	32,457	-	32,457	4	32,453	32,453	-	32,453
GBF	3,915	45,285	44,202	2	44,204	-	44,204	44,204	-	44,204
GEM	1,960	21,691	29,326	-	29,326	6	29,320	29,320	-	29,320
GIG	1,412	13,756	16,395	-	16,395	-	16,395	16,395	-	16,395
GVIDM	2,866	32,538	34,592	-	34,592	12	34,580	34,580	-	34,580
HIBF	2,372	15,725	15,535	-	15,535	6	15,529	15,529	-	15,529
MCIF	6,929	150,367	158,879	1	158,880	-	158,880	158,880	-	158,880
MSBF	6,806	61,691	62,612	-	62,612	13	62,599	62,599	-	62,599
NVAMV1	2,385	36,607	35,655	-	35,655	-	35,655	35,655	-	35,655
NVAMVX	111	1,410	1,649	4	1,653	-	1,653	1,653	-	1,653
NVMMG1	1,691	16,518	23,424	6	23,430	-	23,430	23,430	-	23,430
NVOLG1	28,890	518,689	544,281	10	544,291	-	544,291	544,291	-	544,291
SAM	10,488	10,488	10,488	-	10,488	5	10,483	10,483	-	10,483
SCF	1,713	31,756	34,244	-	34,244	7	34,237	34,237	-	34,237

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-10

STATEMENTS OF ASSETS, LIABILTIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2020

Subaccount*,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity	Accumulation Units	Contracts in Payout	Contract Owners’ Equity
SCGF	1,827	30,250	35,903	-	35,903	17	35,886	35,886	-	35,886
SCVF	19,136	218,953	167,820	2	167,822	-	167,822	167,822	-	167,822
TRF	4,519	56,682	106,327	-	106,327	-	106,327	106,327	-	106,327
AMCG	1,620	41,316	64,459	-	64,459	21	64,438	64,438	-	64,438
AMSRS	1,735	45,274	53,234	-	53,234	-	53,234	53,234	-	53,234
VWEM	452	6,107	7,633	-	7,633	1	7,632	7,632	-	7,632
VWHA	707	20,049	15,885	-	15,885	9	15,876	15,876	-	15,876
SVOF	3,103	69,784	91,956	1	91,957	-	91,957	91,957	-	91,957

Total (unaudited)			$3,753,607	$81	$3,753,688	$207	$3,753,481	$3,753,481	$-	$3,753,481

*	Represents abbreviation of investment name. For full investment name and related abbreviation, see note 1(b).
**

For all subaccounts not included herein but listed as an investment option in note 1(b), Total Assets and Contract Owners’ Equity at the end of the period are $0. See note 1(b) for all investments available for which no contract owners were invested at December 31, 2020, if applicable.

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-10

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

Investment Activity:	Total (unaudited)	ACVI	ACVIG	DCAP	DSIF	DSRG	DVSCS	FQB
Reinvested dividends	$32,294	275	855	33	5,968	1,035	689	1,051
Mortality and expense risk charges (note 2)	(44,974)	(817)	(612)	(58)	(5,302)	(1,360)	(883)	(544)

Net investment income (loss)	(12,680)	(542)	243	(25)	666	(325)	(194)	507

Realized gain (loss) on investments	4,903	100	3,056	4	7,113	393	12,525	5

Change in unrealized gain (loss) on investments	407,366	13,557	(1,432)	578	30,050	19,635	(10,107)	1,866

Net gain (loss) on investments	412,269	13,657	1,624	582	37,163	20,028	2,418	1,871

Reinvested capital gains	200,621	830	2,259	339	23,200	1,123	3,922	113

Net increase (decrease) in contract owners’ equity resulting from operations	$600,210	13,945	4,126	896	61,029	20,826	6,146	2,491

Investment Activity:	FEIS	FGS	FHIS	FOS	FVSS	OVAG	OVGI	OVGS
Reinvested dividends	$1,439	168	650	25	261	26	1,871	454
Mortality and expense risk charges (note 2)	(1,170)	(3,947)	(226)	(103)	(215)	(978)	(1,835)	(894)

Net investment income (loss)	269	(3,779)	424	(78)	46	(952)	36	(440)

Realized gain (loss) on investments	(217)	8,537	(1,964)	841	(44)	410	3,752	609

Change in unrealized gain (loss) on investments	1,602	70,621	1,719	(187)	2,526	19,659	(217)	13,715

Net gain (loss) on investments	1,385	79,158	(245)	654	2,482	20,069	3,535	14,324

Reinvested capital gains	2,736	26,069	-	40	705	5,511	12,321	2,367

Net increase (decrease) in contract owners’ equity resulting from operations	$4,390	101,448	179	616	3,233	24,628	15,892	16,251

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-10

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

Investment Activity:	JACAS	JAGTS	JAIGS	MSEM	MSVMG	MSVRE	EIF	GBF
Reinvested dividends	$459	3	349	123	-	757	512	916
Mortality and expense risk charges (note 2)	(3,935)	(1,470)	(471)	(37)	(268)	(391)	(399)	(546)

Net investment income (loss)	(3,476)	(1,467)	(122)	86	(268)	366	113	370

Realized gain (loss) on investments	270	1,112	(13,031)	(5)	305	163	114	(2)
Change in unrealized gain (loss) on investments	74,611	34,510	13,953	35	15,673	(7,132)	(795)	1,308

Net gain (loss) on investments	74,881	35,622	922	30	15,978	(6,969)	(681)	1,306

Reinvested capital gains	21,017	9,106	-	-	2,135	752	1,263	-

Net increase (decrease) in contract owners’ equity resulting from operations	$92,422	43,261	800	116	17,845	(5,851)	695	1,676

Investment Activity:	GEM	GIG	GVIDM	HIBF	MCIF	MSBF	NVAMV1	NVAMVX
Reinvested dividends	$474	172	43	801	1,593	2,032	528	20
Mortality and expense risk charges (note 2)	(337)	(284)	(477)	(238)	(1,814)	(769)	(500)	(6)

Net investment income (loss)	137	(112)	(434)	563	(221)	1,263	28	14

Realized gain (loss) on investments	52	280	825	167	6,914	(844)	(5,518)	1
Change in unrealized gain (loss) on investments	2,887	(2,070)	(626)	(33)	2,278	205	2,366	238

Net gain (loss) on investments	2,939	(1,790)	199	134	9,192	(639)	(3,152)	239

Reinvested capital gains	-	-	1,781	-	6,673	-	803	-

Net increase (decrease) in contract owners’ equity resulting from operations	$3,076	(1,902)	1,546	697	15,644	624	(2,321)	253

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-10

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

Investment Activity:	NVMMG1	NVOLG1	SAM	SCF	SCGF	SCVF	TRF	AMCG
Reinvested dividends	$-	6,524	26	10	-	105	1,121	-
Mortality and expense risk charges (note 2)	(236)	(6,691)	(147)	(597)	(384)	(1,913)	(1,343)	(626)

Net investment income (loss)	(236)	(167)	(121)	(587)	(384)	(1,808)	(222)	(626)

Realized gain (loss) on investments	95	(12,968)	-	(6,887)	(132)	(3,105)	539	205
Change in unrealized gain (loss) on investments	6,410	41,690	-	10,563	6,966	9,902	1,253	14,191

Net gain (loss) on investments	6,505	28,722	-	3,676	6,834	6,797	1,792	14,396

Reinvested capital gains	2,397	48,773	-	2,045	3,610	721	7,043	2,193

Net increase (decrease) in contract owners’ equity resulting from operations	$8,666	77,328	(121)	5,134	10,060	5,710	8,613	15,963

Investment Activity:	AMSRS	VWEM	VWHA	SVOF	NVMLV1
Reinvested dividends	$326	132	113	334	21
Mortality and expense risk charges (note 2)	(780)	(89)	(167)	(1,087)	(28)

Net investment income (loss)	(454)	43	(54)	(753)	(7)

Realized gain (loss) on investments	40	8	(167)	4,078	(2,726)
Change in unrealized gain (loss) on investments	5,917	773	2,573	5,169	966

Net gain (loss) on investments	5,957	781	2,406	9,247	(1,760)

Reinvested capital gains	2,239	198	-	5,775	562

Net increase (decrease) in contract owners’ equity resulting from operations	$7,742	1,022	2,352	14,269	(1,205)

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-10

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	Total (unaudited)		ACVI		ACVIG		DCAP
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(12,680)	(1,716)	(542)	(277)	243	303	(25)	(6)
Realized gain (loss) on investments	4,903	103,949	100	201	3,056	1,863	4	(199)
Change in unrealized gain (loss) on investments	407,366	293,374	13,557	9,896	(1,432)	2,858	578	1,210
Reinvested capital gains	200,621	374,738	830	2,920	2,259	4,003	339	1,387

Net increase (decrease) in contract owners’ equity resulting from operations	600,210	770,345	13,945	12,740	4,126	9,027	896	2,392

Equity transactions:
Purchase payments received from contract owners (note 4)	169,345	1,629	-	-	-	-	-	-
Transfers between funds	-	-	2,541	-	(8,455)	3	-	-
Redemptions (notes 2, 3, and 4)	(304,781)	(384,919)	(17)	(5,633)	-	(4,406)	-	(9,080)
Adjustments to maintain reserves	128	(296)	4	(7)	-	(3)	-	(4)

Net equity transactions	(135,308)	(383,586)	2,528	(5,640)	(8,455)	(4,406)	-	(9,084)

Net change in contract owners’ equity	464,902	386,759	16,473	7,100	(4,329)	4,621	896	(6,692)
Contract owners’ equity at beginning of period	3,288,579	2,901,820	56,702	49,602	47,050	42,429	4,078	10,770

Contract owners’ equity at end of period	$3,753,481	3,288,579	73,175	56,702	42,721	47,050	4,974	4,078

CHANGE IN UNITS:
Beginning units	145,312	161,656	4,151	4,598	2,370	2,612	171	606
Units purchased	8,936	6,236	165	-	-	-	-	-
Units redeemed	(17,405)	(22,580)	-	(447)	(418)	(242)	-	(435)

Ending units	136,843	145,312	4,316	4,151	1,952	2,370	171	171

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-10

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	DSIF		DSRG		DVSCS		FQB
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$666	1,153	(325)	81	(194)	(377)	507	559
Realized gain (loss) on investments	7,113	17,249	393	3,405	12,525	983	5	(32)
Change in unrealized gain (loss) on investments	30,050	55,838	19,635	18,974	(10,107)	6,496	1,866	2,273
Reinvested capital gains	23,200	19,160	1,123	3,092	3,922	5,890	113	1

Net increase (decrease) in contract owners’ equity resulting from operations	61,029	93,400	20,826	25,552	6,146	12,992	2,491	2,801

Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	-	-	37,326	-	-	-
Transfers between funds	(13,042)	(20)	-	-	-	-	-	-
Redemptions (notes 2, 3, and 4)	(464)	(45,086)	(12)	(15,058)	(38,663)	(2,203)	(429)	(443)
Adjustments to maintain reserves	31	(21)	4	(21)	16	(18)	4	(15)

Net equity transactions	(13,475)	(45,127)	(8)	(15,079)	(1,321)	(2,221)	(425)	(458)

Net change in contract owners’ equity	47,554	48,273	20,818	10,473	4,825	10,771	2,066	2,343
Contract owners’ equity at beginning of period	380,831	332,558	92,914	82,441	74,811	64,040	37,882	35,539

Contract owners’ equity at end of period	$428,385	380,831	113,732	92,914	79,636	74,811	39,948	37,882

CHANGE IN UNITS:
Beginning units	15,697	17,730	3,773	4,435	3,141	3,240	2,590	2,622
Units purchased	-	-	-	-	1,570	-	-	-
Units redeemed	(522)	(2,033)	-	(662)	(1,646)	(99)	(28)	(32)

Ending units	15,175	15,697	3,773	3,773	3,065	3,141	2,562	2,590

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-10

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	FEIS		FGS		FHIS		FOS
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$269	320	(3,779)	(3,177)	424	1,603	(78)	(38)
Realized gain (loss) on investments	(217)	(1,938)	8,537	33,795	(1,964)	(54)	841	3,714
Change in unrealized gain (loss) on investments	1,602	12,425	70,621	24,762	1,719	3,673	(187)	(865)
Reinvested capital gains	2,736	4,989	26,069	17,369	-	-	40	656

Net increase (decrease) in contract owners’ equity resulting from operations	4,390	15,796	101,448	72,749	179	5,222	616	3,467

Equity transactions:
Purchase payments received from contract owners (note 4)	31,071	-	-	-	-	-	-	-
Transfers between funds	-	-	1,199	(14)	-	-	-	-
Redemptions (notes 2, 3, and 4)	(1,075)	(21,022)	(9,859)	(65,544)	(30,869)	-	(3,776)	(8,718)
Adjustments to maintain reserves	13	(10)	9	1	(9)	(3)	(6)	(6)

Net equity transactions	30,009	(21,032)	(8,651)	(65,557)	(30,878)	(3)	(3,782)	(8,724)

Net change in contract owners’ equity	34,399	(5,236)	92,797	7,192	(30,699)	5,219	(3,166)	(5,257)
Contract owners’ equity at beginning of period	65,254	70,490	253,423	246,231	44,430	39,211	11,175	16,432

Contract owners’ equity at end of period	$99,653	65,254	346,220	253,423	13,731	44,430	8,009	11,175

CHANGE IN UNITS:
Beginning units	3,681	4,992	8,469	10,887	2,561	2,561	866	1,603
Units purchased	1,736	-	33	-	-	-	-	-
Units redeemed	(66)	(1,311)	(339)	(2,418)	(1,779)	-	(321)	(737)

Ending units	5,351	3,681	8,163	8,469	782	2,561	545	866

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-10

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	FVSS		OVAG		OVGI		OVGS
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$46	26	(952)	(853)	36	(529)	(440)	(359)
Realized gain (loss) on investments	(44)	(21)	410	2,238	3,752	4,867	609	9,773
Change in unrealized gain (loss) on investments	2,526	2,429	19,659	9,305	(217)	10,536	13,715	135
Reinvested capital gains	705	1,183	5,511	7,935	12,321	19,669	2,367	8,063

Net increase (decrease) in contract owners’ equity resulting from operations	3,233	3,617	24,628	18,625	15,892	34,543	16,251	17,612

Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	-	-	-	-	-	-
Transfers between funds	12,373	-	-	-	(10,141)	-	(25)	7
Redemptions (notes 2, 3, and 4)	-	-	(22)	(5,290)	-	(21,619)	(12)	(18,734)
Adjustments to maintain reserves	11	(4)	13	(3)	(11)	4	(10)	(3)

Net equity transactions	12,384	(4)	(9)	(5,293)	(10,152)	(21,615)	(47)	(18,730)

Net change in contract owners’ equity	15,617	3,613	24,619	13,332	5,740	12,928	16,204	(1,118)
Contract owners’ equity at beginning of period	14,762	11,149	63,582	50,250	134,829	121,901	62,880	63,998

Contract owners’ equity at end of period	$30,379	14,762	88,201	63,582	140,569	134,829	79,084	62,880

CHANGE IN UNITS:
Beginning units	764	764	2,686	2,917	6,041	7,113	3,116	4,121
Units purchased	709	-	-	-	-	-	-	-
Units redeemed	1	-	-	(231)	(435)	(1,072)	(2)	(1,005)

Ending units	1,474	764	2,686	2,686	5,606	6,041	3,114	3,116

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-10

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	JACAS		JAGTS		JAIGS		MSEM
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(3,476)	(3,152)	(1,467)	(763)	(122)	190	86	235
Realized gain (loss) on investments	270	1,935	1,112	737	(13,031)	(1,016)	(5)	(1,012)
Change in unrealized gain (loss) on investments	74,611	47,731	34,510	21,135	13,953	10,292	35	1,588
Reinvested capital gains	21,017	19,343	9,106	5,223	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	92,422	65,857	43,261	26,332	800	9,466	116	811

Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	-	-	-	-	-	-
Transfers between funds	-	-	6,186	-	-	-	-	-
Redemptions (notes 2, 3, and 4)	(24)	(6,479)	(21)	-	(13,286)	(395)	-	(5,409)
Adjustments to maintain reserves	17	-	4	-	10	(7)	(2)	(5)

Net equity transactions	(7)	(6,479)	6,169	-	(13,276)	(402)	(2)	(5,414)

Net change in contract owners’ equity	92,415	59,378	49,430	26,332	(12,476)	9,064	114	(4,603)
Contract owners’ equity at beginning of period	249,168	189,790	87,865	61,533	47,224	38,160	2,793	7,396

Contract owners’ equity at end of period	$341,583	249,168	137,295	87,865	34,748	47,224	2,907	2,793

CHANGE IN UNITS:
Beginning units	7,446	7,653	1,946	1,946	4,504	4,547	172	513
Units purchased	-	-	100	-	-	-	-	-
Units redeemed	-	(207)	-	-	(1,607)	(43)	-	(341)

Ending units	7,446	7,446	2,046	1,946	2,897	4,504	172	172

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-10

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	MSVMG		MSVRE		EIF		GBF
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(268)	(166)	366	161	113	136	370	343
Realized gain (loss) on investments	305	31	163	334	114	131	(2)	(26)
Change in unrealized gain (loss) on investments	15,673	1,907	(7,132)	3,440	(795)	5,047	1,308	1,347
Reinvested capital gains	2,135	1,704	752	1,269	1,263	1,148	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	17,845	3,476	(5,851)	5,204	695	6,462	1,676	1,664

Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	-	-	-	-	-	-
Transfers between funds	-	-	3,167	6	-	-	6,186	-
Redemptions (notes 2, 3, and 4)	(587)	(401)	(234)	(311)	-	-	(14)	-
Adjustments to maintain reserves	(4)	5	(2)	(2)	(3)	(3)	17	(6)

Net equity transactions	(591)	(396)	2,931	(307)	(3)	(3)	6,189	(6)

Net change in contract owners’ equity	17,254	3,080	(2,920)	4,897	692	6,459	7,865	1,658
Contract owners’ equity at beginning of period	12,242	9,162	35,074	30,177	31,761	25,302	36,339	34,681

Contract owners’ equity at end of period	$29,496	12,242	32,154	35,074	32,453	31,761	44,204	36,339

CHANGE IN UNITS:
Beginning units	413	427	2,445	2,467	1,584	1,584	2,909	2,909
Units purchased	-	-	310	-	-	-	473	-
Units redeemed	(13)	(14)	(21)	(22)	-	-	1	-

Ending units	400	413	2,734	2,445	1,584	1,584	3,383	2,909

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-10

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	GEM		GIG		GVIDM		HIBF
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$137	234	(112)	373	(434)	333	563	758
Realized gain (loss) on investments	52	1,264	280	67	825	165	167	66
Change in unrealized gain (loss) on investments	2,887	3,908	(2,070)	3,051	(626)	1,763	(33)	1,280
Reinvested capital gains	-	-	-	1,337	1,781	3,654	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	3,076	5,406	(1,902)	4,828	1,546	5,915	697	2,104

Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	-	-	-	-	-	-
Transfers between funds	-	-	-	-	(5)	1	(3,269)	-
Redemptions (notes 2, 3, and 4)	-	(6,306)	(14,187)	-	(9,606)	-	-	-
Adjustments to maintain reserves	(2)	2	(2)	-	(4)	(3)	(11)	(1)

Net equity transactions	(2)	(6,304)	(14,189)	-	(9,615)	(2)	(3,280)	(1)

Net change in contract owners’ equity	3,074	(898)	(16,091)	4,828	(8,069)	5,913	(2,583)	2,103
Contract owners’ equity at beginning of period	26,246	27,144	32,486	27,658	42,649	36,736	18,112	16,009

Contract owners’ equity at end of period	$29,320	26,246	16,395	32,486	34,580	42,649	15,529	18,112

CHANGE IN UNITS:
Beginning units	2,420	3,034	2,497	2,497	2,041	2,041	1,029	1,029
Units purchased	-	-	-	-	-	-	-	-
Units redeemed	-	(614)	(1,313)	-	(520)	-	(185)	-

Ending units	2,420	2,420	1,184	2,497	1,521	2,041	844	1,029

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-10

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	MCIF		MSBF		NVAMV1		NVAMVX
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(221)	(79)	1,263	2,050	28	586	14	-
Realized gain (loss) on investments	6,914	331	(844)	53	(5,518)	(134)	1	-
Change in unrealized gain (loss) on investments	2,278	6,101	205	2,238	2,366	4,444	238	-
Reinvested capital gains	6,673	21,343	-	-	803	4,957	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	15,644	27,696	624	4,341	(2,321)	9,853	253	-

Equity transactions:
Purchase payments received from contract owners (note 4)	36,129	-	-	-	-	-	-	-
Transfers between funds	-	-	6,193	3	-	-	1,396	-
Redemptions (notes 2, 3, and 4)	(36,492)	-	(5,090)	(465)	(10,807)	(360)	-	-
Adjustments to maintain reserves	11	(5)	(9)	-	(2)	2	4	-

Net equity transactions	(352)	(5)	1,094	(462)	(10,809)	(358)	1,400	-

Net change in contract owners’ equity	15,292	27,691	1,718	3,879	(13,130)	9,495	1,653	-
Contract owners’ equity at beginning of period	143,588	115,897	60,881	57,002	48,785	39,290	-	-

Contract owners’ equity at end of period	$158,880	143,588	62,599	60,881	35,655	48,785	1,653	-

CHANGE IN UNITS:
Beginning units	5,823	5,823	4,225	4,258	1,602	1,615	-	-
Units purchased	1,436	-	440	-	-	-	140	-
Units redeemed	(1,482)	-	(431)	(33)	(432)	(13)	-	-

Ending units	5,777	5,823	4,234	4,225	1,170	1,602	140	-

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-10

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	NVMMG1		NVOLG1		SAM		SCF
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(236)	(190)	(167)	1,329	(121)	93	(587)	(684)
Realized gain (loss) on investments	95	73	(12,968)	8,822	-	-	(6,887)	867
Change in unrealized gain (loss) on investments	6,410	473	41,690	8,400	-	-	10,563	5,453
Reinvested capital gains	2,397	3,503	48,773	115,621	-	-	2,045	5,424

Net increase (decrease) in contract owners’ equity resulting from operations	8,666	3,859	77,328	134,172	(121)	93	5,134	11,060

Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	64,817	-	-	1,629	-	-
Transfers between funds	-	-	-	-	-	-	(2,207)	-
Redemptions (notes 2, 3, and 4)	(12)	-	(87,602)	(29,189)	-	(20,942)	(19,416)	(9,097)
Adjustments to maintain reserves	7	(3)	29	(19)	(2)	(3)	2	(3)

Net equity transactions	(5)	(3)	(22,756)	(29,208)	(2)	(19,316)	(21,621)	(9,100)

Net change in contract owners’ equity	8,661	3,856	54,572	104,964	(123)	(19,223)	(16,487)	1,960
Contract owners’ equity at beginning of period	14,769	10,913	489,719	384,755	10,606	29,829	50,724	48,764

Contract owners’ equity at end of period	$23,430	14,769	544,291	489,719	10,483	10,606	34,237	50,724

CHANGE IN UNITS:
Beginning units	395	395	12,321	13,135	1,149	3,243	2,450	2,918
Units purchased	-	-	1,532	-	-	177	-	-
Units redeemed	-	-	(2,172)	(814)	-	(2,271)	(1,083)	(468)

Ending units	395	395	11,681	12,321	1,149	1,149	1,367	2,450

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-10

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	SCGF		SCVF		TRF		AMCG
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(384)	(331)	(1,808)	(503)	(222)	(501)	(626)	(570)
Realized gain (loss) on investments	(132)	(54)	(3,105)	(463)	539	17,175	205	1,746
Change in unrealized gain (loss) on investments	6,966	610	9,902	(23,863)	1,253	6,039	14,191	7,294
Reinvested capital gains	3,610	6,306	721	49,011	7,043	4,738	2,193	2,586

Net increase (decrease) in contract owners’ equity resulting from operations	10,060	6,531	5,710	24,182	8,613	27,451	15,963	11,056

Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	-	-	-	-	-	-
Transfers between funds	-	-	(1,574)	44	(4)	(30)	9,280	-
Redemptions (notes 2, 3, and 4)	-	-	(12)	-	(12)	(42,576)	-	(7,744)
Adjustments to maintain reserves	(6)	(4)	10	(12)	11	(2)	(18)	(6)

Net equity transactions	(6)	(4)	(1,576)	32	(5)	(42,608)	9,262	(7,750)

Net change in contract owners’ equity	10,054	6,527	4,134	24,214	8,608	(15,157)	25,225	3,306
Contract owners’ equity at beginning of period	25,832	19,305	163,688	139,474	97,719	112,876	39,213	35,907

Contract owners’ equity at end of period	$35,886	25,832	167,822	163,688	106,327	97,719	64,438	39,213

CHANGE IN UNITS:
Beginning units	1,151	1,151	8,887	8,885	4,400	6,480	1,511	1,811
Units purchased	-	-	4	2	-	-	288	-
Units redeemed	-	-	(103)	-	-	(2,080)	-	(300)

Ending units	1,151	1,151	8,788	8,887	4,400	4,400	1,799	1,511

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-10

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	AMSRS		VWEM		VWHA		SVOF
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(454)	(266)	43	(58)	(54)	(183)	(753)	(1,027)
Realized gain (loss) on investments	40	(13)	8	(6)	(167)	(32)	4,078	13,701
Change in unrealized gain (loss) on investments	5,917	2,044	773	1,478	2,573	1,495	5,169	1,325
Reinvested capital gains	2,239	3,365	198	142	-	-	5,775	10,455

Net increase (decrease) in contract owners’ equity resulting from operations	7,742	5,130	1,022	1,556	2,352	1,280	14,269	24,454

Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	-	-	-	-	-	-
Transfers between funds	(8,403)	-	-	-	-	-	-	-
Redemptions (notes 2, 3, and 4)	(11,758)	(444)	(206)	(214)	(79)	(94)	(6,713)	(31,409)
Adjustments to maintain reserves	(9)	60,976	1	3	(3)	(2)	9	(1)

Net equity transactions	(20,170)	60,532	(205)	(211)	(82)	(96)	(6,704)	(31,410)

Net change in contract owners’ equity	(12,428)	65,662	817	1,345	2,270	1,184	7,565	(6,956)
Contract owners’ equity at beginning of period	65,662	-	6,815	5,470	13,606	12,422	84,392	91,348

Contract owners’ equity at end of period	$53,234	65,662	7,632	6,815	15,876	13,606	91,957	84,392

CHANGE IN UNITS:
Beginning units	6,057	-	447	462	1,699	1,711	3,436	4,821
Units purchased	-	6,057	-	-	-	-	-	-
Units redeemed	(1,890)	-	(14)	(15)	(11)	(12)	(298)	(1,385)

Ending units	4,167	6,057	433	447	1,688	1,699	3,138	3,436

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-10

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	NVMLV1		AMGP		AMTP
	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(7)	1,160	-	(32)	-	379
Realized gain (loss) on investments	(2,726)	3	-	(14,762)	-	(1,878)
Change in unrealized gain (loss) on investments	966	(427)	-	9,027	-	(1,191)
Reinvested capital gains	562	419	-	11,544	-	5,329

Net increase (decrease) in contract owners’ equity resulting from operations	(1,205)	1,155	-	5,777	-	2,639

Equity transactions:
Purchase payments received from contract owners (note 4)	2	-	-	-	-	-
Transfers between funds	(1,396)	-	-	-	-	-
Redemptions (notes 2, 3, and 4)	(3,425)	-	-	(248)	-	-
Adjustments to maintain reserves	6	(4)	-	(35,890)	-	(25,190)

Net equity transactions	(4,813)	(4)	-	(36,138)	-	(25,190)

Net change in contract owners’ equity	(6,018)	1,151	-	(30,361)	-	(22,551)
Contract owners’ equity at beginning of period	6,018	4,867	-	30,361	-	22,551

Contract owners’ equity at end of period	$-	6,018	-	-	-	-

CHANGE IN UNITS:
Beginning units	276	276	-	1,740	-	1,484
Units purchased	-	-	-	-	-	-
Units redeemed	(276)	-	-	(1,740)	-	(1,484)

Ending units	-	276	-	-	-	-

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-10 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

(1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

The Nationwide Variable Account-10 (the Separate Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on March 31, 1999. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940. The Separate Account is an Investment Company and follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 946, Financial Services – Investment Companies.

(b) The Contracts

The Separate Account offers variable annuity insurance benefits intended to serve the long-term saving needs of investors. The primary distribution for the contracts is through the brokerage community; however, other distributors are utilized. Contract features are described in the applicable prospectus.

With certain exceptions, contract owners in either the accumulation or payout phase may invest in any of the following:

AMERICAN CENTURY INVESTORS, INC.

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I (ACVI)

American Century Variable Portfolios, Inc. - American Century VP Disciplined Core Value Fund: Class I (ACVIG)

American Century Variable Portfolios, Inc. - American Century VP Ultra(R) Fund: Class I (ACVU1)*

BNY MELLON INVESTMENT MANAGEMENT

BNY Mellon Variable Investment Fund - Appreciation Portfolio: Initial Shares (DCAP)

BNY Mellon Stock Index Fund, Inc.: Initial Shares (DSIF)

BNY Mellon Sustainable U.S. Equity Portfolio, Inc.: Initial Shares (DSRG)

BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares (DVSCS)

FEDERATED HERMES, INC.

Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Primary Shares (FQB)

FIDELITY INVESTMENTS

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class (FEIS)

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class (FGS)

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class (FHIS)

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class (FOS)

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class (FVSS)

INVESCO INVESTMENTS

Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund: Series I (OVAG)

Invesco Oppenheimer V.I. Main Street Fund: Series I (OVGI)

Invesco Oppenheimer V.I. Global Fund: Series I (OVGS)

JANUS HENDERSON INVESTORS

Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares (JACAS)

Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares (JAGTS)

Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares (JAIGS)

MORGAN STANLEY

Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class I (MSEM)

Morgan Stanley Variable Insurance Fund, Inc. - Discovery Portfolio: Class I (MSVMG)

Morgan Stanley Variable Insurance Fund, Inc. - U.S. Real Estate Portfolio: Class I (MSVRE)

NATIONWIDE FUNDS GROUP

Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class I (EIF)

Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I (GBF)

Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I (GEM)

Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I (GIG)

Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class I (GVEX1)*

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II (GVIDM)

Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I (HIBF)

Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I (MCIF)

Nationwide Variable Insurance Trust - Amundi NVIT Multi Sector Bond Fund: Class I (MSBF)

Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class I (NVAMV1)

Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class X (NVAMVX)

Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class I (NVMLG1)*

Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class I (NVMMG1)

Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class I (NVNSR1)*

Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class I (NVOLG1)

Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I (SAM)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I (SCF)

NATIONWIDE VARIABLE ACCOUNT-10 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I (SCGF)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I (SCVF)

Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class I (TRF)

NEUBERGER & BERMAN MANAGEMENT, INC.

Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: I Class Shares (AMCG)

Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I Shares (AMSRS)

VAN ECK ASSOCIATES CORPORATION

VanEck VIP Trust - Emerging Markets Fund: Initial Class (VWEM)

VanEck VIP Trust - Global Hard Assets Fund: Initial Class (VWHA)

WELLS FARGO FUNDS

Wells Fargo Variable Trust - VT Opportunity Fund: Class 2 (SVOF)

*	At December 31, 2020, contract owners were not invested in this fund.

The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

The Company allocates purchase payments to subaccounts and/or the fixed account as instructed by the contract owner. Shares of the subaccounts are purchased at Net Asset Value, then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

Unless listed below, the financial statements presented are as of December 31, 2020 and for each of the years in the two-year period ended December 31, 2020. For the subaccounts listed below with inception or liquidation dates in 2020, the financial statements are as of December 31, 2020 and for the period from the inception date to December 31, 2020 or from January 1, 2020 to the liquidation date. For the subaccounts listed below with inception or liquidation dates in 2019, the financial statements are as of December 31, 2020 and for the period from inception date to December 31, 2019 or from January 1, 2019 to the liquidation date:

	Inception Date	Liquidation Date
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class X (NVAMVX)	9/11/2020
Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I Shares (AMSRS)	4/30/2019
Neuberger Berman Advisers Management Trust - Guardian Portfolio: I Class Shares (AMGP)		4/30/2019
Neuberger Berman Advisers Management Trust - Large Cap Value Portfolio: Class I (AMTP)		4/30/2019

For the one-year period ended December 31, 2020, the following subaccount mergers occurred. The subaccounts that were acquired during the year are no longer available as of December 31, 2020.

Acquired Subaccount Abbreviation	Acquired Subaccount	Acquiring Subaccount Abbreviation	Acquiring Subaccount	Effective Date
NVMLV1	Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class I (NVMLV1)	NVAMVX	Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class X	9/11/2020

NATIONWIDE VARIABLE ACCOUNT-10 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

For the one-year period ended December 31, 2020, the following subaccount name changes occurred:

Subaccount Abbreviation	Current Legal Name	Prior Legal Name	Effective Date
ACVIG	American Century Variable Portfolios, Inc. - American Century VP Disciplined Core Value Fund: Class I	American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I	9/25/2020
FQB	Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Primary Shares	Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares	5/1/2020
JACAS	Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares	Janus Henderson VIT Forty Portfolio: Service Shares	5/1/2020
JAGTS	Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares	Janus Henderson VIT Global Technology Portfolio: Service Shares	5/1/2020
JAIGS	Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares	Janus Henderson VIT Overseas Portfolio: Service Shares	5/1/2020
NVAMV1	Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class I	Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class I	5/1/2020
NVMLG1	Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class I	Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class I	1/21/2020
NVMMG1	Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class I	Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class I	1/21/2020
NVNSR1	Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class I	Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class I	5/1/2020
NVOLG1	Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class I	Nationwide Variable Insurance Trust - NVIT Dynamic U.S. Growth Fund: Class I	5/1/2020
TRF	Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class I	Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I	5/1/2020

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued at the closing Net Asset Value per share at December 31, 2020 of such funds. The cost of investments sold is determined on a first in - first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d) Federal Income Taxes

Operations of the Separate Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code. The Company does not provide for income taxes within the Separate Account. Taxes are generally the responsibility of the contract owner upon termination or withdrawal.

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f) Calculation of Annuity Reserves

At each financial reporting date, the Separate Account financial statements include an aggregate amount of net assets allocated to future contract benefits for the contracts in the payout (annuitization) period. The payout (annuitization) period begins when amounts accumulated under the contract (the contract value) are applied according to the payment method selected by the contract owner.

Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5% unless the annuitant elects otherwise, in which case the rate may vary from 3.5% to 6%, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Separate Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(g) COVID-19

Equity and financial markets have experienced significant volatility and interest rates have experienced significant declines primarily driven by the COVID-19 pandemic. These conditions have and may continue to impact the Company’s operations and financial condition. The extent to which the COVID-19 pandemic may impact the Company’s operations and financial condition will depend on future developments which are evolving and uncertain.

(h) Subsequent Events

The company evaluated subsequent events through the date the financial statements were available to be issued with the Securities and Exchange Commission, and no subsequent events have occurred requiring accrual or disclosures.

(2) Expenses

The Separate Account assesses charges associated with the contract. These charges are either assessed as a direct reduction in unit values or through a redemption of units from the subaccounts contained within the Separate Account. The assessment of charges varies based on the contract and any additional riders or benefits elected. The additional riders or benefits and related charges specific to each contract are described in detail in the applicable prospectus. Maximum variable account charges for contracts offered through the Separate Account are 1.40%.

NATIONWIDE VARIABLE ACCOUNT-10 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

Contract Charges
Recurring Variable Account Charges - assessed through a reduction in unit values	Equal, on an annualized basis, to 1.40% of the daily value of the allocations to the underlying fund options
Contingent Deferred Sales Charge - assessed on the amount of purchase payment surrendered	0.00% - 8.00%
Maximum Contingent Deferred Sales Charge Period	13 years

(3) Annuity Benefits

Annuity benefit proceeds result in a redemption of the policy value from the Separate Account and payment of those proceeds, less any outstanding policy loans (and policy charges), to the legal beneficiary. For last survivor flexible premium policies, the proceeds are payable on the death of the last surviving insured. In the event that the guaranteed death benefit exceeds the policy value on the date of death, the excess is paid by the Company’s general account.

(4) Related Party Transactions

The Company performs various services on behalf of the mutual fund companies in which the Separate Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

Contract owners may, with certain restrictions, transfer their assets between the Separate Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Separate Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Separate Account at the direction of the contract owner. For the years ended December 31, 2020 and 2019, total transfers to the Separate Account from the fixed account were $- and $-, respectively, and total transfers from the Separate Account to the fixed account were $- and $-, respectively. Transfers from the Separate Account to the fixed account are included in redemptions, and transfers to the Separate Account from the fixed account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners’ Equity.

(5) Fair Value Measurement

FASB ASC 820, Fair Value Measurements and Disclosures, defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Separate Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Separate Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

In accordance with FASB ASC 820, the Separate Account categorized its financial instruments into a three-level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Separate Account categorizes financial assets recorded at fair value as follows:

•

Level 1 – Unadjusted quoted prices accessible in active markets and mutual funds where the value per share (unit) is determined and published and is the basis for current transactions for identical assets or liabilities at the measurement date.

•

Level 2 – Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means.

•

Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2020:

	Level 1	Level 2	Level 3	Total
Separate Account Investments	$3,753,607	$-	$-	$3,753,607

NATIONWIDE VARIABLE ACCOUNT-10 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

The cost of purchases and proceeds from sales of Investments for the year ended December 31, 2020 are as follows:

Subaccount Abbreviation*	Purchases of Investments	Sales of Investments
ACVI	$3,644	$831
ACVIG	3,114	9,067
DCAP	372	58
DSIF	29,167	18,809
DSRG	2,158	1,372
DVSCS	41,936	39,545
FQB	1,163	973
FEIS	35,244	2,243
FGS	27,500	13,871
FHIS	650	31,095
FOS	65	3,879
FVSS	13,338	214
OVAG	5,537	999
OVGI	14,192	11,976
OVGS	2,821	931
JACAS	21,476	3,959
JAGTS	15,291	1,487
JAIGS	349	13,757
MSEM	123	37
MSVMG	2,135	855
MSVRE	4,674	623
EIF	1,774	399
GBF	7,100	558
GEM	474	338
GIG	172	14,471
GVIDM	1,824	10,089
HIBF	801	3,507
MCIF	44,391	38,302
MSBF	8,221	5,855
NVAMV1	1,331	11,307
NVAMVX	1,416	7
NVMMG1	2,397	248
NVOLG1	120,096	94,276
SAM	26	147
SCF	2,055	22,220
SCGF	3,610	385
SCVF	881	3,554
TRF	8,164	1,360
AMCG	11,471	624
AMSRS	2,565	20,941
VWEM	330	295
VWHA	113	245
SVOF	6,109	7,800
NVMLV1	584	4,848

	$450,854	$398,357

*	Represents abbreviation of investment name. For full investment name and related abbreviation, see note 1(b).

NATIONWIDE VARIABLE ACCOUNT-10 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

(6) Financial Highlights

The Company offers several variable annuity products through the Separate Account that have unique combinations of features and fees that are assessed to the contract owner. Differences in fee structures result in a variety of contract expense rates, unit fair values and total returns. The following tabular presentation is a summary of units, unit fair values, contract owners’ equity outstanding and contract expense rates for variable annuity contracts as of December 31, 2020, and the investment income ratio and total return for each of the periods in the five-year period ended December 31, 2020. The information is presented as a range of minimum to maximum values based upon product grouping. The range is determined by identifying the lowest and the highest contract expense rate for contracts with units outstanding as of the balance sheet date. The unit fair values and total returns related to these identified contract expense rates are also disclosed as a range below. Accordingly, some individual contract amounts may not be within the ranges presented. Total return and investment income ratio for periods with no ending Contract Owners’ Equity were considered to be irrelevant, and therefore are not presented. Contract Owners’ Equity presented below may not agree to the Contract Owners’ Equity presented in the Statements of Changes due to reserves for annuity contracts in payout.

	Contract Expense Rate*	Units	Unit Fair Value	Contact Owners’ Equity	Investment Income Ratio**	Total Return***
American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I (ACVI)
2020	1.40%	4,316	$16.95	$73,175	0.47%	24.12%
2019	1.40%	4,151	13.66	56,702	0.90%	26.62%
2018	1.40%	4,598	10.79	49,602	1.40%	-16.41%
2017	1.40%	6,088	12.91	78,574	0.87%	29.38%
2016	1.40%	6,199	9.98	61,841	1.04%	-6.82%
American Century Variable Portfolios, Inc. - American Century VP Disciplined Core Value Fund: Class I (ACVIG)
2020	1.40%	1,952	21.89	42,721	1.96%	10.24%
2019	1.40%	2,370	19.85	47,050	2.06%	22.21%
2018	1.40%	2,612	16.24	42,429	1.92%	-8.18%
2017	1.40%	2,908	17.69	51,444	2.35%	18.80%
2016	1.40%	3,500	14.89	52,117	2.36%	11.90%
BNY Mellon Variable Investment Fund - Appreciation Portfolio: Initial Shares (DCAP)
2020	1.40%	171	29.09	4,974	0.79%	21.96%
2019	1.40%	171	23.85	4,078	1.26%	34.19%
2018	1.40%	606	17.77	10,770	1.26%	-8.16%
2017	1.40%	606	19.35	11,727	1.35%	25.56%
2016	1.40%	606	15.41	9,340	1.65%	6.40%
BNY Mellon Stock Index Fund, Inc.: Initial Shares (DSIF)
2020	1.40%	15,175	28.23	428,385	1.59%	16.36%
2019	1.40%	15,697	24.26	380,831	1.72%	29.35%
2018	1.40%	17,730	18.76	332,558	1.66%	-5.98%
2017	1.40%	18,672	19.95	372,494	1.72%	19.84%
2016	1.40%	19,328	16.65	321,738	2.01%	10.15%
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.: Initial Shares (DSRG)
2020	1.40%	3,773	30.14	113,732	1.07%	22.41%
2019	1.40%	3,773	24.63	92,914	1.49%	32.48%
2018	1.40%	4,435	18.59	82,441	1.74%	-5.75%
2017	1.40%	4,435	19.72	87,468	1.17%	13.72%
2016	1.40%	4,948	17.34	85,810	1.27%	8.83%
BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares (DVSCS)
2020	1.40%	3,065	25.98	79,636	1.10%	9.09%
2019	1.40%	3,141	23.82	74,811	0.87%	20.50%
2018	1.40%	3,240	19.77	64,040	0.81%	-10.26%
2017	1.40%	3,277	22.02	72,174	0.65%	10.83%
2016	1.40%	3,318	19.87	65,934	0.90%	23.97%
Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Primary Shares (FQB)
2020	1.40%	2,562	15.59	39,948	2.71%	6.61%
2019	1.40%	2,590	14.63	37,882	2.91%	7.91%
2018	1.40%	2,622	13.55	35,539	3.04%	-1.99%
2017	1.40%	2,654	13.83	36,704	3.24%	2.58%
2016	1.40%	2,689	13.48	36,251	3.62%	2.37%
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class (FEIS)
2020	1.40%	5,351	18.62	99,653	1.73%	5.05%
2019	1.40%	3,681	17.73	65,254	1.89%	25.54%
2018	1.40%	4,992	14.12	70,490	2.03%	-9.69%
2017	1.40%	6,823	15.64	106,682	1.61%	11.23%
2016	1.40%	7,597	14.06	106,792	2.20%	16.26%

NATIONWIDE VARIABLE ACCOUNT-10 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*	Units	Unit Fair Value	Contact Owners’ Equity	Investment Income Ratio**	Total Return***
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class (FGS)
2020	1.40%	8,163	42.41	346,220	0.06%	41.74%
2019	1.40%	8,469	29.92	253,423	0.16%	32.31%
2018	1.40%	10,887	22.62	246,231	0.15%	-1.68%
2017	1.40%	12,037	23.00	276,890	0.12%	33.12%
2016	1.40%	12,212	17.28	211,027	0.00%	-0.69%
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class (FHIS)
2020	1.40%	782	17.56	13,731	4.05%	1.21%
2019	1.40%	2,561	17.35	44,430	5.17%	13.31%
2018	1.40%	2,561	15.31	39,211	4.85%	-4.96%
2017	1.40%	3,912	16.11	63,020	5.29%	5.58%
2016	1.40%	3,912	15.26	59,691	5.10%	12.78%
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class (FOS)
2020	1.40%	545	14.69	8,009	0.33%	13.88%
2019	1.40%	866	12.90	11,175	1.13%	25.89%
2018	1.40%	1,603	10.25	16,432	1.48%	-16.08%
2017	1.40%	1,603	12.22	19,581	1.34%	28.29%
2016	1.40%	2,028	9.52	19,310	1.38%	-6.45%
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class (FVSS)
2020	1.40%	1,474	20.61	30,379	1.71%	6.66%
2019	1.40%	764	19.32	14,762	1.60%	32.41%
2018	1.40%	764	14.59	11,149	0.87%	-18.50%
2017	1.40%	764	17.90	13,679	1.41%	17.55%
2016	1.40%	764	15.23	11,637	0.96%	7.95%
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund: Series I (OVAG)
2020	1.40%	2,686	32.84	88,201	0.04%	38.72%
2019	1.40%	2,686	23.67	63,582	0.00%	37.41%
2018	1.40%	2,917	17.23	50,250	0.00%	-7.41%
2017	1.40%	3,766	18.60	70,064	0.03%	26.99%
2016	1.40%	3,998	14.65	58,570	0.00%	0.91%
Invesco Oppenheimer V.I. Main Street Fund: Series I (OVGI)
2020	1.40%	5,606	25.07	140,569	1.44%	12.35%
2019	1.40%	6,041	22.32	134,829	1.01%	30.23%
2018	1.40%	7,113	17.14	121,901	1.13%	-9.18%
2017	1.40%	7,656	18.87	144,474	1.24%	15.28%
2016	1.40%	8,514	16.37	139,373	1.08%	10.06%
Invesco Oppenheimer V.I. Global Fund: Series I (OVGS)
2020	1.40%	3,114	25.40	79,084	0.71%	25.85%
2019	1.40%	3,116	20.18	62,880	0.82%	29.94%
2018	1.40%	4,121	15.53	63,998	1.04%	-14.40%
2017	1.40%	4,819	18.14	87,430	0.93%	34.76%
2016	1.40%	4,822	13.46	64,920	1.09%	-1.32%
Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares (JACAS)
2020	1.40%	7,446	45.87	341,583	0.16%	37.09%
2019	1.40%	7,446	33.46	249,168	0.02%	34.94%
2018	1.40%	7,653	24.80	189,790	1.24%	0.29%
2017	1.40%	8,392	24.73	207,521	0.00%	28.18%
2016	1.40%	8,992	19.29	173,471	0.87%	0.52%
Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares (JAGTS)
2020	1.40%	2,046	67.10	137,295	0.00%	48.62%
2019	1.40%	1,946	45.15	87,865	0.41%	42.79%
2018	1.40%	1,946	31.62	61,533	1.19%	-0.51%
2017	1.40%	2,475	31.78	78,663	0.44%	42.89%
2016	1.40%	2,607	22.24	57,986	0.09%	12.26%

NATIONWIDE VARIABLE ACCOUNT-10 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*	Units	Unit Fair Value	Contact Owners’ Equity	Investment Income Ratio**	Total Return***
Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares (JAIGS)
2020	1.40%	2,897	11.99	34,748	1.04%	14.40%
2019	1.40%	4,504	10.48	47,224	1.85%	24.93%
2018	1.40%	4,547	8.39	38,160	1.63%	-16.33%
2017	1.40%	5,726	10.03	57,435	1.60%	28.98%
2016	1.40%	6,711	7.78	52,191	5.08%	-8.01%
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class I (MSEM)
2020	1.40%	172	16.90	2,907	4.51%	4.07%
2019	1.40%	172	16.24	2,793	5.66%	12.65%
2018	1.40%	513	14.42	7,396	5.62%	-8.26%
2017	1.40%	513	15.71	8,061	5.44%	8.18%
2016	1.40%	513	14.53	7,452	5.54%	9.01%
Morgan Stanley Variable Insurance Fund, Inc. - Discovery Portfolio: Class I (MSVMG)
2020	1.40%	400	73.74	29,496	0.00%	148.78%
2019	1.40%	413	29.64	12,242	0.00%	38.15%
2018	1.40%	427	21.46	9,162	0.00%	9.09%
2017	1.40%	442	19.67	8,693	0.00%	36.83%
2016	1.40%	458	14.37	6,584	0.00%	-10.05%
Morgan Stanley Variable Insurance Fund, Inc. - U.S. Real Estate Portfolio: Class I (MSVRE)
2020	1.40%	2,734	11.76	32,154	2.72%	-18.02%
2019	1.40%	2,445	14.35	35,074	1.88%	17.27%
2018	1.40%	2,467	12.23	30,177	2.73%	-9.01%
2017	1.40%	2,489	13.44	33,463	1.51%	1.67%
2016	1.40%	2,510	13.22	33,191	1.32%	5.32%
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class I (EIF)
2020	1.40%	1,584	20.49	32,453	1.80%	2.18%
2019	1.40%	1,584	20.05	31,761	1.88%	25.53%
2018	1.40%	1,584	15.97	25,302	1.83%	-8.56%
2017	1.40%	1,584	17.47	27,671	3.12%	16.35%
2016	1.40%	1,912	15.01	28,707	2.74%	16.24%
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I (GBF)
2020	1.40%	3,383	13.07	44,204	2.34%	4.60%
2019	1.40%	2,909	12.49	36,339	2.35%	4.78%
2018	1.40%	2,909	11.92	34,681	1.44%	-1.45%
2017	1.40%	5,698	12.10	68,934	2.14%	0.66%
2016	1.40%	5,698	12.02	68,483	1.96%	-0.66%
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I (GEM)
2020	1.40%	2,420	12.12	29,320	1.97%	11.71%
2019	1.40%	2,420	10.85	26,246	2.31%	21.22%
2018	1.40%	3,034	8.95	27,144	0.69%	-18.58%
2017	1.40%	3,034	10.99	33,338	1.36%	39.53%
2016	1.40%	3,454	7.88	27,201	0.83%	6.21%
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I (GIG)
2020	1.40%	1,184	13.85	16,395	0.85%	6.44%
2019	1.40%	2,497	13.01	32,486	2.64%	17.45%
2018	1.40%	2,497	11.08	27,658	2.05%	-15.74%
2017	1.40%	2,497	13.14	32,823	1.74%	25.67%
2016	1.40%	2,497	10.46	26,118	2.11%	-0.54%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II (GVIDM)
2020	1.40%	1,521	22.74	34,580	0.13%	8.80%
2019	1.40%	2,041	20.90	42,649	2.24%	16.10%
2018	1.40%	2,041	18.00	36,736	1.86%	-7.01%
2017	1.40%	2,040	19.36	39,485	1.64%	11.35%
2016	1.40%	2,718	17.38	47,245	1.79%	5.65%
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I (HIBF)
2020	1.40%	844	18.40	15,529	4.71%	4.53%
2019	1.40%	1,029	17.60	18,112	5.78%	13.13%
2018	1.40%	1,029	15.56	16,009	5.53%	-4.36%
2017	1.40%	1,180	16.27	19,196	5.17%	5.27%
2016	1.40%	1,484	15.45	22,934	5.77%	12.56%

NATIONWIDE VARIABLE ACCOUNT-10 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*	Units	Unit Fair Value	Contact Owners’ Equity	Investment Income Ratio**	Total Return***
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I (MCIF)
2020	1.40%	5,777	27.50	158,880	1.24%	11.53%
2019	1.40%	5,823	24.66	143,588	1.35%	23.89%
2018	1.40%	5,823	19.90	115,897	1.25%	-12.63%
2017	1.40%	6,513	22.78	148,373	1.07%	14.16%
2016	1.40%	6,989	19.95	139,464	1.26%	18.61%
Nationwide Variable Insurance Trust - Amundi NVIT Multi Sector Bond Fund: Class I (MSBF)
2020	1.40%	4,234	14.78	62,599	3.71%	2.60%
2019	1.40%	4,225	14.41	60,881	4.88%	7.64%
2018	1.40%	4,258	13.39	57,002	2.77%	-3.72%
2017	1.40%	4,290	13.90	59,649	4.12%	4.85%
2016	1.40%	6,090	13.26	80,762	3.13%	7.13%
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class I (NVAMV1)
2020	1.40%	1,170	30.47	35,655	1.48%	0.07%
2019	1.40%	1,602	30.45	48,785	2.73%	25.18%
2018	1.40%	1,615	24.33	39,290	1.46%	-10.62%
2017	1.40%	1,585	27.22	43,144	1.47%	7.16%
2016	1.40%	2,351	25.40	59,719	2.41%	18.76%
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class X (NVAMVX)
2020	1.40%	140	11.80	1,653	1.32%	18.05%	****
Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class I (NVMMG1)
2020	1.40%	395	59.32	23,430	0.00%	58.65%
2019	1.40%	395	37.39	14,769	0.00%	35.33%
2018	1.40%	395	27.63	10,913	0.00%	-8.16%
2017	1.40%	395	30.08	11,883	0.00%	25.95%
2016	1.40%	425	23.88	10,151	0.00%	4.98%
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class I (NVOLG1)
2020	1.40%	11,681	46.60	544,291	1.37%	17.23%
2019	1.40%	12,321	39.75	489,719	1.71%	35.69%
2018	1.40%	13,135	29.29	384,755	0.74%	-2.66%
2017	1.40%	15,134	30.09	455,438	0.48%	25.54%
2016	1.40%	15,905	23.97	381,278	0.75%	2.19%
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I (SAM)
2020	1.40%	1,149	9.12	10,483	0.24%	-1.16%
2019	1.40%	1,149	9.23	10,606	1.80%	0.36%
2018	1.40%	3,243	9.20	29,829	1.38%	-0.04%
2017	1.40%	3,243	9.20	29,840	0.40%	-0.98%
2016	1.40%	5,619	9.29	52,214	0.01%	-1.39%
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I (SCF)
2020	1.40%	1,367	25.05	34,237	0.02%	20.97%
2019	1.40%	2,450	20.70	50,724	0.07%	23.89%
2018	1.40%	2,918	16.71	48,764	0.01%	-13.86%
2017	1.40%	4,991	19.40	96,832	0.00%	11.90%
2016	1.40%	4,991	17.34	86,532	0.33%	21.12%
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I (SCGF)
2020	1.40%	1,151	31.18	35,886	0.00%	38.92%
2019	1.40%	1,151	22.44	25,832	0.00%	33.81%
2018	1.40%	1,151	16.77	19,305	0.00%	-9.24%
2017	1.40%	1,151	18.48	21,269	0.00%	23.18%
2016	1.40%	1,031	15.00	15,467	0.00%	6.79%
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I (SCVF)
2020	1.40%	8,788	19.10	167,822	0.08%	3.68%
2019	1.40%	8,887	18.42	163,688	1.09%	17.33%
2018	1.40%	8,885	15.70	139,474	0.73%	-18.12%
2017	1.40%	7,934	19.17	152,112	0.52%	7.54%
2016	1.40%	7,911	17.83	141,036	0.65%	24.17%

NATIONWIDE VARIABLE ACCOUNT-10 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*	Units	Unit Fair Value	Contact Owners’ Equity	Investment Income Ratio**	Total Return***
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class I (TRF)
2020	1.40%	4,400	24.17	106,327	1.17%	8.81%
2019	1.40%	4,400	22.21	97,719	0.96%	27.50%
2018	1.40%	6,480	17.42	112,876	1.04%	-1.41%
2017	1.40%	7,470	17.67	131,983	1.02%	18.84%
2016	1.40%	7,819	14.87	116,247	1.45%	9.83%
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: I Class Shares (AMCG)
2020	1.40%	1,799	35.82	64,438	0.00%	38.02%
2019	1.40%	1,511	25.95	39,213	0.00%	30.89%
2018	1.40%	1,811	19.83	35,907	0.00%	-7.72%
2017	1.40%	2,285	21.49	49,097	0.00%	23.54%
2016	1.40%	2,513	17.39	43,707	0.00%	2.94%
Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I Shares (AMSRS)
2020	1.40%	4,167	12.78	53,234	0.59%	17.89%
2019	1.40%	6,057	10.84	65,662	0.34%	8.37%	****
VanEck VIP Trust - Emerging Markets Fund: Initial Class (VWEM)
2020	1.40%	433	17.63	7,632	2.06%	15.61%
2019	1.40%	447	15.25	6,815	0.45%	28.77%
2018	1.40%	462	11.84	5,470	0.29%	-24.56%
2017	1.40%	478	15.70	7,503	0.42%	48.93%
2016	1.40%	496	10.54	5,228	0.46%	-1.29%
VanEck VIP Trust - Global Hard Assets Fund: Initial Class (VWHA)
2020	1.40%	1,688	9.41	15,876	0.94%	17.44%
2019	1.40%	1,699	8.01	13,606	0.00%	10.30%
2018	1.40%	1,711	7.26	12,422	0.00%	-29.29%
2017	1.40%	1,724	10.27	17,701	0.00%	-3.07%
2016	1.40%	2,982	10.59	31,587	0.38%	41.70%
Wells Fargo Variable Trust - VT Opportunity Fund: Class 2 (SVOF)
2020	1.40%	3,138	29.30	91,957	0.43%	19.31%
2019	1.40%	3,436	24.56	84,392	0.29%	29.63%
2018	1.40%	4,821	18.95	91,348	0.19%	-8.45%
2017	1.40%	5,414	20.70	112,056	0.65%	18.76%
2016	1.40%	5,985	17.43	104,309	2.01%	10.66%
*

This represents the range of annual contract expense rates of the variable account at the period end indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.

**

This represents the ratio of dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by monthly average net assets (excluding months where net assets are zero). The investment income ratio for subaccounts initially funded during the period presented has not been annualized. The ratios exclude those expenses that result in direct reductions to the contract owner accounts through reductions in unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

***

This represents the range of minimum and maximum total returns for the period indicated, including changes in the value of the underlying mutual fund, which reflects the reduction of unit values for expenses assessed. The total returns do not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return is not annualized if the underlying mutual fund option was initially added and funded during the period presented. Minimum and maximum ranges are not shown for underlying mutual fund options for which a single contract expense rate (product option) exists. In such cases, the total return presented is representative of all units issued and outstanding at period end.

****	Subaccounts denoted indicate the underlying mutual fund option was initially added and funded during the period presented.